SEGMENTED INFORMATION - Revenues From Mining Operations and Production Costs (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
SEGMENTED INFORMATION
Total revenues from mining operations		$ 6,626,909	$ 5,741,162
Production	[1]	(2,933,263)	(2,643,321)
Exploration and corporate development		(215,781)	(271,117)
Impairment loss (Note 24)		(787,000)	(55,000)
Corporate and other:
Amortization of property, plant and mine development (Note 9)		(1,491,771)	(1,094,691)
General and administrative		(208,451)	(220,861)
Finance costs (Note 14)		(130,087)	(82,935)
Gain on derivative financial instruments		68,432	(90,692)
Foreign currency translation gain		328	16,081
Care and maintenance		(47,392)	(41,895)
Revaluation gain		1,543,414
Other expenses (Note 22)		(66,269)	(141,308)
Income before income and mining taxes		2,359,069	1,115,423
Asset
Total assets		28,684,949	23,494,808
Operating segment
SEGMENTED INFORMATION
Total revenues from mining operations		6,626,909	5,741,162
Production		(2,933,263)	(2,643,321)
Exploration and corporate development		(215,781)	(271,117)
Impairment loss (Note 24)		(787,000)	(55,000)
Segment Income (Loss)		2,690,865	2,771,724
Corporate and others
Corporate and other:
Amortization of property, plant and mine development (Note 9)		(1,491,771)	(1,094,691)
General and administrative		(208,451)	(220,861)
Finance costs (Note 14)		(130,087)	(82,935)
Gain on derivative financial instruments		68,432	(90,692)
Foreign currency translation gain		328	16,081
Care and maintenance		(47,392)	(41,895)
Revaluation gain		1,543,414
Other expenses (Note 22)		(66,269)	(141,308)
Income before income and mining taxes		2,359,069	1,115,423
Asset
Total assets		1,085,547	1,057,902
LaRonde mine | Operating segment
SEGMENTED INFORMATION
Total revenues from mining operations		483,065	553,931
Production		(218,020)	(213,393)
Segment Income (Loss)		265,045	340,538
Asset
Total assets		1,031,331	987,821
LaRonde Zone 5 mine | Operating segment
SEGMENTED INFORMATION
Total revenues from mining operations		130,711	129,569
Production		(81,624)	(72,096)
Segment Income (Loss)		49,087	57,473
Asset
Total assets		133,531	115,404
Canadian Malartic complex | Operating segment
SEGMENTED INFORMATION
Total revenues from mining operations		1,124,480	575,938
Production		(465,814)	(235,735)
Segment Income (Loss)		658,666	340,203
Asset
Total assets		6,898,179	1,582,406
Goldex mine | Operating segment
SEGMENTED INFORMATION
Total revenues from mining operations		272,801	250,512
Production		(112,022)	(103,830)
Segment Income (Loss)		160,779	146,682
Asset
Total assets		401,573	339,390
Meliadine mine | Operating segment
SEGMENTED INFORMATION
Total revenues from mining operations		697,431	677,713
Production		(343,650)	(318,141)
Segment Income (Loss)		353,781	359,572
Asset
Total assets		2,356,234	2,323,873
Meadowbank complex | Operating segment
SEGMENTED INFORMATION
Total revenues from mining operations		858,209	645,021
Production		(524,008)	(442,681)
Segment Income (Loss)		334,201	202,340
Asset
Total assets		1,346,911	1,387,335
Kittila mine | Operating segment
SEGMENTED INFORMATION
Total revenues from mining operations		448,719	407,669
Production		(205,857)	(210,661)
Segment Income (Loss)		242,862	197,008
Asset
Total assets		1,685,400	1,647,353
Detour Lake mine | Operating segment
SEGMENTED INFORMATION
Total revenues from mining operations		1,262,839	1,188,741
Production		(453,498)	(489,703)
Segment Income (Loss)		809,341	699,038
Asset
Total assets		9,353,435	9,120,416
Macassa mine | Operating segment
SEGMENTED INFORMATION
Total revenues from mining operations		431,827	327,028
Production		(155,046)	(129,774)
Impairment loss (Note 24)		(675,000)
Segment Income (Loss)		(398,219)	197,254
Asset
Total assets		1,638,864	2,266,891
Fosterville mine | Operating segment
SEGMENTED INFORMATION
Total revenues from mining operations		552,468	645,371
Production		(131,298)	(204,649)
Segment Income (Loss)		421,170	440,722
Asset
Total assets		976,221	1,224,645
Pinos Altos mine | Operating segment
SEGMENTED INFORMATION
Total revenues from mining operations		212,876	199,830
Production		(145,936)	(144,489)
Impairment loss (Note 24)		(112,000)
Segment Income (Loss)		(45,060)	55,341
Asset
Total assets		406,834	463,823
Creston Mascota mine | Operating segment
SEGMENTED INFORMATION
Total revenues from mining operations			4,476
Production			(1,943)
Segment Income (Loss)			2,533
Asset
Total assets		3,819	4,864
La India mine | Operating segment
SEGMENTED INFORMATION
Total revenues from mining operations		151,483	135,219
Production		(96,490)	(76,226)
Impairment loss (Note 24)			(55,000)
Segment Income (Loss)		54,993	3,993
Asset
Total assets		113,736	150,967
Exploration | Operating segment
SEGMENTED INFORMATION
Total revenues from mining operations			144
Exploration and corporate development		(215,781)	(271,117)
Segment Income (Loss)		(215,781)	(270,973)
Asset
Total assets		$ 1,253,334	$ 821,718

[1]	Exclusive of amortization, which is shown separately.